Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017 [1]
Before tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax		€ 35	€ 51
Gains/(losses) on cash flow hedges, Before tax		198	(70)
Remeasurements of defined benefit pension plans, Before tax		381	(437)
Currency retranslation gains/(losses), Before tax		6	(847)
Other comprehensive income, Before tax		620	(1,303)
Tax (charge)/credit
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit		(6)
Gains/(losses) on cash flow hedges, Tax (charge)/credit		(22)	15
Remeasurements of defined benefit pension plans, Tax (charge)/credit		(28)	109
Currency retranslation gains/(losses),Tax (charge)/credit		(21)	8
Other comprehensive income, Tax (charge)/credit		(77)	132
After tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, After tax	[2]	29	51
Gains/(losses) on cash flow hedges, After tax		176	(55)	[2]	€ (68)
Remeasurements of defined benefit pension plans, After tax		353	(328)		1,282
Currency retranslation gains/(losses), After tax		(15)	(839)		€ (935)
Other comprehensive income, After tax		€ 543	€ (1,171)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Classification was changed in 2018 following adoption of IFRS 9.